CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Amortization of intellectual property	$ 4,894	$ 15,368	$ 38,447	$ 45,379
Stock compensation costs	$ 167,500		$ 1,634,836	$ 5,000,000